ROPES & GRAY LLP 2099 PENNSYLVANIA AVENUE, NW WASHINGTON, DC 20006-6807 WWW.ROPESGRAY.COM

Nathan D. Briggs
May 2, 2018	T+1 202 626 3909
Nathan.Briggs@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:   PIMCO Flexible Municipal Income Fund

(File Nos. 333-221829, 811-23314)

Ladies and Gentlemen:

We are filing today via EDGAR Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, on behalf of PIMCO Flexible Municipal Income Fund, a Massachusetts business trust.

This Pre-Effective Amendment to the Registration Statement is being filed for the purpose of responding to comments from the staff of the Securities and Exchange Commission and to make certain other changes.

Please direct any questions or comments regarding this filing to me at (202) 626-3909 or, in my absence, to David Sullivan at (617) 951-7362. Thank you for your attention in this matter.

Very truly yours,

/s/ Nathan D. Briggs

Nathan D. Briggs

cc: Peter G. Strelow
Joshua D. Ratner
David C. Sullivan
Wu-Kwan Kit